Capital Management	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Capital Management
12.	Capital management
The Bank’s regulatory capital, total loss absorbing capacity and leverage measures were as follows:

	As at
($ millions)	July 31 2025	April 30 2025	October 31 2024
Capital (1)
Common Equity Tier 1 capital	$61,591	$60,425	$60,631
Net Tier 1 capital	70,225	70,740	69,499
Total regulatory capital	78,208	78,682	77,708
Total loss absorbing capacity (TLAC) (2)	134,627	139,119	137,752
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)(3)	$463,484	$458,989	$463,992
Leverage exposures (4)	1,573,879	1,568,491	1,563,140
Regulatory ratios (1)
Common Equity Tier 1 capital ratio	13.3%	13.2%	13.1%
Tier 1 capital ratio	15.2%	15.4%	15.0%
Total capital ratio	16.9%	17.1%	16.7%
Total loss absorbing capacity ratio (2)	29.0%	30.3%	29.7%
Leverage ratio (4)	4.5%	4.5%	4.4%
Total loss absorbing capacity leverage ratio (2)	8.6%	8.9%	8.8%
(1)	The regulatory capital ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2023).
(2)	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
(3)	As at July 31, 2025, April 30, 2025 and October 31, 2024, the Bank did not have a regulatory capital floor add-on to risk-weighted assets (RWA) for CET1, Tier 1, Total Capital and TLAC RWA.
(4)	The leverage ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023).
The Bank substantially exceeded the OSFI minimum regulatory capital and TLAC ratios as at July 31, 2025, including the Domestic Stability Buffer requirement. In addition, the Bank substantially exceeded OSFI minimum leverage and TLAC leverage ratios as at July 31, 2025.